SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum
Intangible assets
Estimated useful lives					5 years	12 years
Intangible assets with indefinite useful lives		0
Impairment of long-lived assets, excluding goodwill
Impairment loss of intangible assets	1,931,899	12,009,457
Goodwill
Goodwill impairment loss		0	0	0